Tax Effect Allocated to Each Component of Other Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Adjustment of pension and postretirement benefit plans	$ 62,664	$ (70,306)	$ 12,279
Amortization of net losses	3,317	(7,402)	(7,108)
Amortization of prior service cost	(1,482)	0	60
Unrealized holding gains (losses) on securities available-for-sale arising during the period- tax effect	(1,414)	19,924	9,280
Reclassification adjustment for (gains) losses on securities available-for-sale included in net income (loss)	(48)	317	(13)
Unrealized net (gains) losses on cash flow hedges	2,579	(850)	4,052
Reclassification adjustment for net gains (losses) included in net income	(2,375)	716	(4,236)
Income tax (expense) benefit	$ 63,241	$ (57,601)	$ 14,314